Average Annual Total Returns		12 Months Ended	60 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA US Treasury Bill Index(1)(4)(reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	5.29%	2.47%	2.47%
50% MSCI World Index(2)(4) & 50% ICE BofAML 3-Month U.S. Treasury Bill Index(3)(4)(reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3],[4]	12.24%	7.39%	7.36%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		13.15%	11.62%	11.62%
Performance Inception Date				Dec. 30, 2019
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.80%	10.19%	10.18%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.93%	8.71%	8.71%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		12.96%	11.36%	11.36%
Performance Inception Date				Dec. 30, 2019

[1]	As of the date of this prospectus, the Fund changed its primary index to the ICE BofA US Treasury Bill Index due to new regulatory requirements for broad-based index comparison. The ICE BofA U.S. Treasury Bill Index tracks the performance of US dollar denominated US Treasury Bills publicly issued in the US domestic market. Qualifying securities must have at least one month remaining term to final maturity and a minimum amount outstanding of $1 billion. Securities issued or marketed primarily to retail investors are excluded.
[2]	Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. An individual cannot invest directly in an index.
[3]	The ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days.
[4]	The MSCI World Index is a widely followed, unmanaged group of large and mid-cap stocks from 23 developed markets countries. The index has over 1,300 constituents and covers approximately 85% of the free float-adjusted market capitalization in each country. The index is reviewed quarterly and rebalanced semi-annually. The large and mid-capitalization cutoff points are recalculated semi-annually.